LOANS, FINANCING AND DEBENTURES - Additional Information (Details) € in Thousands, R$ in Thousands, $ in Thousands	1 Months Ended								12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Oct. 31, 2024 BRL (R$)	Sep. 30, 2024 BRL (R$)	Jun. 30, 2024 BRL (R$)	Jan. 31, 2024 BRL (R$)	Jan. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Fund raised									R$ 29,965,839	R$ 11,821,045	R$ 8,500,000
Equity interest	R$ 30,727,405								30,727,405	32,100,302
Payment of loans and financing and debentures - principal									16,009,832	13,763,329	R$ 6,734,696
Provision for guarantees in noncurrent liabilities	R$ 143,925								R$ 143,925	R$ 153,945
Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of equity interest guaranteed	1.00%								1.00%			1.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of equity interest guaranteed	5.00%								5.00%			5.00%
Banco Citibank
Disclosure of detailed information about borrowings [line items]
Fund raised							R$ 493,000	$ 100,000
Citibank N.A.
Disclosure of detailed information about borrowings [line items]
Fund raised						R$ 4,000,000
Payment term						2 years
Payment of loans and financing and debentures - principal				R$ 4,244,822	R$ 4,244,822
Borrowings from Banco Citibank and Itau
Disclosure of detailed information about borrowings [line items]
Fund raised	R$ 1,000,000	$ 83,521	€ 78,930
Servizi Assicurativi Del Commercio Estero SPA
Disclosure of detailed information about borrowings [line items]
Fund raised	R$ 2,384,383	$ 400,000
Payment term	10 years	10 years	10 years
Value of Financing	R$ 2,384,383								R$ 2,384,383			$ 400,000
Borrowings, grace period	3 years	3 years	3 years
Borrowings, amortization of principal Period	7 years	7 years	7 years